LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 304,312,020	$ 309,530,699	$ 157,567,986	$ 137,538,613
Other current financial assets	195,470,749	140,304,853
Other current non-financial assets	14,719,104	13,374,381
Trade accounts and other accounts receivable	265,490,626	194,021,253
Accounts receivable related entities	9,419,050	11,875,408
Inventory	191,350,206	127,972,650
Current tax assets	10,224,368	218,472
Total Current Assets	990,986,123	797,297,716	$ 533,474,103
USD.
CURRENT ASSETS
Cash and cash equivalents	13,640,823	21,332,268
Other current non-financial assets	1,141,780	1,723,989
Trade accounts and other accounts receivable	2,347,439	901,930
Total Current Assets	17,130,042	23,958,187
EUR
CURRENT ASSETS
Cash and cash equivalents	2,838,102	223,449
Other current non-financial assets	77,526	621,516
Total Current Assets	2,915,628	844,965
UF
CURRENT ASSETS
Other current non-financial assets	256,912	493,546
Trade accounts and other accounts receivable	69,142	65,250
Total Current Assets	326,054	558,796
CLP
CURRENT ASSETS
Cash and cash equivalents	176,278,025	201,936,140
Other current financial assets	194,834,125	139,449,882
Other current non-financial assets	6,282,535	1,900,762
Trade accounts and other accounts receivable	147,478,959	105,340,179
Accounts receivable related entities	6,674,178	6,965,894
Inventory	77,225,374	54,112,760
Current tax assets	5,574,826	218,472
Total Current Assets	614,348,022	509,924,089
BRL
CURRENT ASSETS
Cash and cash equivalents	56,272,827	49,528,425
Other current financial assets	140,544	10,171
Other current non-financial assets	1,183,076	1,300,995
Trade accounts and other accounts receivable	76,173,944	67,423,832
Accounts receivable related entities	87,865	41,878
Inventory	44,848,239	31,446,180
Current tax assets	4,649,542
Total Current Assets	183,356,037	149,751,481
ARS
CURRENT ASSETS
Cash and cash equivalents	22,425,407	14,821,502
Other current financial assets	481,148	844,800
Other current non-financial assets	3,831,513	6,052,294
Trade accounts and other accounts receivable	32,330,010	14,928,954
Accounts receivable related entities	2,657,007	4,867,636
Inventory	54,376,217	32,214,119
Total Current Assets	116,101,302	73,729,305
PGY
CURRENT ASSETS
Cash and cash equivalents	32,856,836	21,688,915
Other current financial assets	14,932
Other current non-financial assets	1,945,762	1,281,279
Trade accounts and other accounts receivable	7,091,132	5,361,108
Inventory	14,900,376	10,199,591
Total Current Assets	$ 56,809,038	$ 38,530,893